10. BASIS OF CONSOLIDATION AND INVESTMENTS IN SUBSIDIARIES AND AFFILIATES (Details 3) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
BasisOfConsolidationAndInvestmentsInSubsidiariesAndAffiliatesLineItems [Line Items]
Equity in results of affiliated companies		R$ 124,324	[1]	R$ 175,524	[1]	R$ 135,706
Eliminations
To cost of sales		(46,751)		(57,908)
To taxes		15,895		19,689
Others
Amortizated at fair value - Investment in MRS		(11,747)		(11,747)
Others		(9,966)		157
Equity in results		71,755		125,715
MRS Logistica S.A. [member]
BasisOfConsolidationAndInvestmentsInSubsidiariesAndAffiliatesLineItems [Line Items]
Equity in results of affiliated companies		160,370		187,597
CSBI - Companhia Brasileira de Servicos de Infraestrutura [member]
BasisOfConsolidationAndInvestmentsInSubsidiariesAndAffiliatesLineItems [Line Items]
Equity in results of affiliated companies	[2]			6,695
Transnordestina logistica s.a [member]
BasisOfConsolidationAndInvestmentsInSubsidiariesAndAffiliatesLineItems [Line Items]
Equity in results of affiliated companies		(28,952)		(17,100)
Arvedi Metalfer do Brasil S.A. [member]
BasisOfConsolidationAndInvestmentsInSubsidiariesAndAffiliatesLineItems [Line Items]
Equity in results of affiliated companies		(6,765)		(1,682)
Equimac S.A [member]
BasisOfConsolidationAndInvestmentsInSubsidiariesAndAffiliatesLineItems [Line Items]
Equity in results of affiliated companies		R$ (329)
Other [member]
BasisOfConsolidationAndInvestmentsInSubsidiariesAndAffiliatesLineItems [Line Items]
Equity in results of affiliated companies				R$ 14

[1]	The table below shows the reconciliation of the equity in results of affiliated companies classified as joint venture and associates and the amount disclosed in the income statement and it is due to the elimination of the results of the CSN's transactions with these companies.
[2]	Refers to equity income until November 30, 2019, as of this date, the joint venture started to be controlled and consolidated, according to note 10 c.